Balance Sheet Impact of Net Unrealized Gains on Securities - Components of the net unrealized gain on securities included in AOCI (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, Available for sale, Amortized Cost		$ 34,024	$ 30,058
Fixed maturities, Available for sale, Fair Value		34,132	31,223
Deferred policy acquisition costs		1,381	943	$ 997	$ 954
Annuity benefits accumulated		(36,616)	(33,316)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax		53	722
Deferred tax on unrealized gain		(11)	(152)
Net unrealized gain, after tax (included in AOCI)		42	570
Fixed maturities
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, Available for sale, Amortized Cost		34,024	30,058
Fixed maturities, Available for sale, Fair Value		34,132	31,223
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax		108	1,165
Equity securities
Debt Securities, Available-for-sale [Abstract]
Available-for-sale Securities, Equity Securities	[1]		593
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax	[1]		114
Deferred policy acquisition costs
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs		1,381	943
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax		(42)	(433)
Annuity benefits accumulated
Debt Securities, Available-for-sale [Abstract]
Annuity benefits accumulated		(36,616)	(33,316)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax		(14)	(137)
Unearned revenue (included in other liabilities)
Debt Securities, Available-for-sale [Abstract]
Unearned revenue (included in other liabilities)		(28)	(20)
Components of the net unrealized gain on securities, included in Accumulated Other Comprehensive Income
Net unrealized gain, pretax		1	13
Excluding Unrealized Gains
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs		1,411	1,365	$ 1,262	$ 1,188
Excluding Unrealized Gains | Fixed maturities
Debt Securities, Available-for-sale [Abstract]
Fixed maturities, Available for sale, Amortized Cost		34,024	30,058
Excluding Unrealized Gains | Equity securities
Debt Securities, Available-for-sale [Abstract]
Equity securities, Available for sale, Amortized Cost	[1]		479
Excluding Unrealized Gains | Deferred policy acquisition costs
Debt Securities, Available-for-sale [Abstract]
Deferred policy acquisition costs		1,423	1,376
Excluding Unrealized Gains | Annuity benefits accumulated
Debt Securities, Available-for-sale [Abstract]
Annuity benefits accumulated		(36,602)	(33,179)
Excluding Unrealized Gains | Unearned revenue (included in other liabilities)
Debt Securities, Available-for-sale [Abstract]
Unearned revenue (included in other liabilities)		$ (29)	$ (33)

[1]	As discussed in Note A — “Accounting Policies — Investments,” effective January 1, 2018, all equity securities other than those accounted for under the equity method are carried at fair value through net earnings.